SHAREHOLDERS' EQUITY - Share Capital (Details) - CAD		1 Months Ended	12 Months Ended
	May 06, 2016	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (decrease) in equity
Balance			CAD 897,754,000	CAD 2,223,126,000
Balance, beginning of year (in shares)			206,000,000
Issued for cash:
Public offerings (in shares)		33,350,000
Non-cash:
Balance			CAD 1,460,505,000	CAD 897,754,000	CAD 2,223,126,000
Balance, end of year (in shares)			240,000,000	206,000,000
Shares issued		33,350,000
Share price		CAD 6.90
Proceeds from the issuance of shares (net of issue costs)		CAD 220,410,400	CAD 220,410,000	CAD 3,205,000	31,350,000
Reduction in share capital ( dollars per share)	CAD 1
Dividends
Cash dividends			35,439,000	131,955,000	199,263,000
Stock Dividend Plan					21,835,000
Dividends to shareholders			CAD 35,439,000	CAD 131,955,000	CAD 221,098,000
Dividend paid per common share (in dollars per share)			CAD 0.16	CAD 0.64	CAD 1.08
Share Capital
Increase (decrease) in equity
Balance			CAD 3,133,524,000	CAD 3,120,002,000	CAD 3,061,839,000
Balance, beginning of year (in shares)			206,539,000	205,732,000	202,758,000
Issued for cash:
Public offering			CAD 230,115,000
Public offerings (in shares)			33,350,000
Stock issue costs			CAD (7,084,000)
Tax on share issue cost			2,621,000
Stock Option Plan				CAD 3,205,000	CAD 31,350,000
Stock Option Plan (in shares)				234,000	1,944,000
Non-cash:
Share-based compensation - settled			CAD 9,407,000	CAD 10,050,000
Share-based compensation - settled (in shares)			594,000	573,000
Stock Option Plan - exercised				CAD 267,000	CAD 4,978,000
Stock Dividend Plan					CAD 21,835,000
Stock Dividend Plan (in shares)					1,030,000
Balance			CAD 3,365,962,000	CAD 3,133,524,000	CAD 3,120,002,000
Balance, end of year (in shares)			240,483,000	206,539,000	205,732,000
Shares issued			33,350,000